STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
General and administrative (includes director fees in the amount of $7, $8 and $7, in 2021, 2020 and 2019, respectively)	$ 43	$ 48	$ 45
Operating loss	(43)	(48)	(45)
Financial income, net	3	25	49
Net profit (loss)	$ (40)	$ (23)	$ 4
Per share data
Basic and diluted earnings (loss)	$ (0.032)	$ (0.018)	$ 0.003
Shares used in computing earnings (loss) per ordinary share
Basic and diluted	1,255,640	1,255,640	1,255,640